Authorization to issue the consolidated and combined financial statements	12 Months Ended
Dec. 31, 2021
Authorization to issue the consolidated and combined financial statements
Authorization to issue the consolidated and combined financial statements

29.Authorization to issue the consolidated and combined financial statements

On April 28, 2022, the issuance of the Group’s consolidated and combined financial statements was authorized by Andrés Campos, Chief Executive Officer, and Diana Jones, Chief Financial Officer.

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